Use of judgements and estimates - Investments in equity accounted associates (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares
MX Capital Limited | Target pay back on marketing investments
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Term of increase in input parameters	30 days
Term of decrease in input parameters	30 days
Change in fair value of founders earn-outs by increase in input parameters	$ 1,168
Change in fair value of founders earn-outs by decrease in input parameters	676
Change in fair value of sellers earn-outs by increase in input parameters	301
Change in fair value of sellers earn-outs by decrease in input parameters	499
Change in fair value of call options by increase in input parameters	268
Change in fair value of call options by decrease in input parameters	385
Change in fair value of put options by increase in input parameters	(66)
Change in fair value of put options by decrease in input parameters	$ 2
MX Capital Limited | WACC
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in input parameters	3.00%
Percentage of decrease in input parameters	3.00%
Change in fair value of founders earn-outs by increase in input parameters	$ 485
Change in fair value of founders earn-outs by decrease in input parameters	525
Change in fair value of sellers earn-outs by increase in input parameters	800
Change in fair value of sellers earn-outs by decrease in input parameters	878
Change in fair value of call options by increase in input parameters	412
Change in fair value of call options by decrease in input parameters	501
Change in fair value of put options by increase in input parameters	33
Change in fair value of put options by decrease in input parameters	$ 42
MX Capital Limited | Multiples
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in input parameters	5.00%
Percentage of decrease in input parameters	5.00%
Change in fair value of call options by increase in input parameters	$ 2,573
Change in fair value of call options by decrease in input parameters	2,042
Change in fair value of put options by increase in input parameters	141
Change in fair value of put options by decrease in input parameters	$ 49
MX Capital Limited | Sigma
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Par value of increase in input parameters | $ / shares	$ 0.03
Par value of of decrease in input parameters | $ / shares	$ 0.03
Change in fair value of founders earn-outs by increase in input parameters	$ 127
Change in fair value of founders earn-outs by decrease in input parameters	254
Change in fair value of sellers earn-outs by increase in input parameters	675
Change in fair value of sellers earn-outs by decrease in input parameters	684
Change in fair value of call options by increase in input parameters	562
Change in fair value of call options by decrease in input parameters	548
Change in fair value of put options by increase in input parameters	197
Change in fair value of put options by decrease in input parameters	$ 202
Castcrown Ltd | Target pay back on marketing investments
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Term of increase in input parameters	30 days
Term of decrease in input parameters	30 days
Change in fair value of call options by increase in input parameters	$ 826
Change in fair value of call options by decrease in input parameters	$ 419
Castcrown Ltd | WACC
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in input parameters	3.00%
Percentage of decrease in input parameters	3.00%
Change in fair value of call options by increase in input parameters	$ 651
Change in fair value of call options by decrease in input parameters	$ 747
Castcrown Ltd | Multiples
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in input parameters	5.00%
Percentage of decrease in input parameters	5.00%
Change in fair value of call options by increase in input parameters	$ 516
Change in fair value of call options by decrease in input parameters	$ 185
Castcrown Ltd | Sigma
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of decrease in input parameters	0.04%
Par value of increase in input parameters | $ / shares	$ 0.04
Change in fair value of call options by increase in input parameters	$ 588
Change in fair value of call options by decrease in input parameters	$ 712